SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Global Income Builder VIP
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectuses.
Darwei Kung, Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2013.
Di Kumble, CFA, Senior Portfolio Manager Equity. Portfolio Manager of the fund. Began managing the fund in 2014.
Kelly L. Beam, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
Daniel Park, Portfolio Manager Multi Asset & Solutions. Portfolio Manager of the fund. Began managing the fund in 2023.
The following information replaces the existing similar disclosure contained under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectuses.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Darwei Kung, Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2013.
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Joined DWS in 2006; previously worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.
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Portfolio Manager: New York.
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BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.
Di Kumble, CFA, Senior Portfolio Manager Equity. Portfolio Manager of the fund. Began managing the fund in 2014.
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Joined DWS in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.
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Senior Portfolio Manager, Head of Tax Managed Equities: New York.
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BS, Beijing University; PhD in Chemistry, Princeton University.
Kelly L. Beam, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
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Joined DWS in 1999. Prior to her current role, she served as a senior corporate bond trader. She also served in Investment Support for Stable Value, Specialty Fixed Income and Global Insurance.
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Fixed Income Portfolio Manager: New York.
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BS in Finance, Lehigh University; MBA, Fordham University.
Daniel Park, Portfolio Manager Multi Asset & Solutions. Portfolio Manager of the fund. Began managing the fund in 2023.
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Joined DWS in 2014.
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Portfolio Manager - Multi Asset & Solutions.
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BA in Economics, University of Bonn; MSc in International Business, Maastricht University.
Please Retain This Supplement for Future Reference
April 25, 2023
PROSTKR23-21